Fair Value of Financial Instrumets and Derivatives Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Financial Instruments And Derivative Insturments
Fair value of derivatives not designed as hedging instruments
Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	September 30,	December 31,	September 30,
		2015	2016	2015	2016
Interest rate	Derivative assets /Current assets	—	$6	—	—

Interest rate	Derivative assets /Non-current assets	$181	$2	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	$318	$64

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	360	457

	Total Derivatives	$181	$8	$678	$521

Gain or loss recognized on derivatives not designed as hedging instruments
	Amount of Loss Recognized on Derivatives
	Nine Months Ended September 30,
	2015	2016
Interest Rate Contracts	$(2,368)	$(871)
Net Loss Recognized	$(2,368)	$(871)

Location and amounts of fair value of derivatives not designed as hedging instruments

	Significant Other Observable Inputs
	(Level 2)
	December 31,	September 30,
	2015	2016
Derivative instruments – asset position	$181	$8
Derivative instruments – liability position	678	521